Equity - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in equity [Line Items]
Equity	$ 53,499,363	$ 58,231,628	$ 57,107,780	$ 48,215,699
Other comprehensive income
Disclosure of changes in equity [Line Items]
Foreign currency translation	11,794,201	10,265,398	10,235,891
Cash flow hedge with derivative instruments	44,132	3,689	(30,962)
Cash flow hedges for future exports	(136,470)	(135,748)	(374,079)
Actuarial gain on defined benefit plans	(2,260,989)	(2,357,210)	(557,381)
Hedge of a net investment in a foreign operation	(1,494,926)	(1,130,583)	(1,069,316)
Others	1,114	1,114	176,608
Equity	$ 7,947,062	$ 6,646,660	$ 8,380,761	$ 7,399,015